Share Capital (Details) - USD ($)											12 Months Ended
	Jun. 28, 2024	Jun. 27, 2024	Jun. 25, 2024	Jun. 24, 2024	Jun. 21, 2024	Jun. 17, 2024	Jun. 10, 2024	Jun. 03, 2024	May 06, 2024	Apr. 15, 2024	Jun. 30, 2024	Jun. 30, 2023
Share Capital [Line Items]
Par value per share (in Dollars per share)											$ 10.2
Number of shares issued											100	100
Shares issued for repayment of loans											291,600
Loss in the extinguishment of liabilities (in Dollars)											$ 6,334,883
Gain on extinguishment of liabilities (in Dollars)											2,244,883
Repayment of loans (in Dollars)											729,437
Exercise of warrants (in Dollars)											$ 709,251
Sizzle Public Stockholders [Member]
Share Capital [Line Items]
Number of shares issued											91,999
Sizzle Initial Stockholders [Member]
Share Capital [Line Items]
Number of shares issued											3,368,750
Cantor [Member]
Share Capital [Line Items]
Number of shares issued											1,322,850
Number of shares issued for deferred underwriting fee											1,200,000
Shares issued for purchase in private placement											47,250
PIPE Investors [Member]
Share Capital [Line Items]
Number of shares issued											4,149,000
Vendors [Member]
Share Capital [Line Items]
Number of shares issued											1,796,600
Shares issued for services											775,000
Shares issued for repayment of loans											1,021,600
European Lithium Ltd [Member]
Share Capital [Line Items]
Number of shares issued											67,788,383
Warrants [member]
Share Capital [Line Items]
Par value per share (in Dollars per share)	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 11.5	$ 10	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Number of shares issued	29,674	25,000	5,000	1	2,000		1	3,015	6,465	5,360
Warrant expiration term	Feb. 27, 2029	Feb. 27, 2029	Feb. 27, 2029	Feb. 27, 2029	Feb. 27, 2029	May 27, 2025	Feb. 27, 2029	Feb. 27, 2029	Feb. 27, 2029	Feb. 27, 2029
Exercise of warrants (in Dollars)	$ 709,251	$ 709,251	$ 709,251		$ 709,251
IPO [Member] | Cantor [Member]
Share Capital [Line Items]
Number of shares issued											1,247,250
EBC Shares [Member] | Cantor [Member]
Share Capital [Line Items]
Number of shares issued											75,600
Issued capital [member]
Share Capital [Line Items]
Authorised share capital											500,000,000
Par value per share (in Dollars per share)											$ 0.001
Deferred underwriting fee (in Dollars)											$ 8,150,000
Gain on extinguishment of liabilities (in Dollars)											$ 4,090,000
Issued capital [member] | Cantor [Member]
Share Capital [Line Items]
Number of shares issued											1,200,000
Issued capital [member] | Warrants [member]
Share Capital [Line Items]
Number of shares issued						600